Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per share
The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share of ordinary shares:

	For The Three Months Ended September 30,
	2022		2021
	Class A	Class B	Class A	Class B
Net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss), basic	$4,978,054	$1,244,513	$536,289	$134,072
Allocation of net income (loss), diluted	4,978,054	1,244,513	536,289	134,072
Denominator:
Basic weighted average ordinary shares outstanding	32,500,000	8,125,000	32,500,000	8,125,000
Diluted weighted average ordinary shares outstanding	32,500,000	8,125,000	32,500,000	8,125,000

Basic net income (loss) per ordinary share	$0.15	$0.15	$0.02	$0.02

Diluted net income (loss) per ordinary share	$0.15	$0.15	$0.02	$0.02

	For The Nine Months Ended September 30,
	2022		2021
	Class A	Class B	Class A	Class B
Net income per ordinary share:
Numerator:
Allocation of net income, basic	$8,666,588	$2,166,647	$3,598,311	$1,081,223
Allocation of net income, diluted	8,666,588	2,166,647	3,586,709	1,092,825
Denominator:
Basic weighted average ordinary shares outstanding	32,500,000	8,125,000	26,666,667	8,012,821
Diluted weighted average ordinary shares outstanding	32,500,000	8,125,000	26,666,667	8,125,000

Basic net income per ordinary share	$0.27	$0.27	$0.13	$0.13

Diluted net income per ordinary share	$0.27	$0.27	$0.13	$0.13

	For the Year Ended December 31, 2021
	Class A	Class B
Basic net income per ordinary share:
Numerator:
Allocation of net income	$6,201,121	$1,772,180
Denominator:
Basic weighted average ordinary shares outstanding	28,136,986	8,041,096

Basic net income per ordinary share	$0.22	$0.22

	For the Year Ended December 31, 2021
	Class A	Class B
Diluted net income per ordinary share:
Numerator:
Allocation of net income	$6,186,772	$1,786,528
Denominator:
Diluted weighted average ordinary shares outstanding	28,136,986	8,125,000

Diluted net income per ordinary share	$0.22	$0.22

	For the Period from December 18, 2020 (Inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$—	$(8,000)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	—	7,500,000

Basic and diluted net loss per ordinary share	$—	$(0.00)